Quarterly Holdings Report
for
Fidelity® Enhanced U.S. All-Cap Equity ETF
March 31, 2025
EUE-NPRT3-0525
1.9916463.100
Common Stocks - 99.3%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	231	1,487
CANADA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (a)	475	1,929
IRELAND - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (a)	50	2,262
MONACO - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	42	1,578
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc	197	1,939
TOTAL MONACO		3,517
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	161	5,102
UNITED STATES - 99.0%
Communication Services - 11.0%
Diversified Telecommunication Services - 1.2%
AT&T Inc	1,641	46,408
Bandwidth Inc Class A (a)	142	1,860
		48,268
Entertainment - 3.6%
Electronic Arts Inc	98	14,163
Netflix Inc (a)	63	58,750
ROBLOX Corp Class A (a)	201	11,716
Spotify Technology SA (a)	42	23,101
Walt Disney Co/The	409	40,368
		148,098
Interactive Media & Services - 5.4%
Alphabet Inc Class A	449	69,433
Alphabet Inc Class C	212	33,121
Meta Platforms Inc Class A	202	116,425
Vimeo Inc Class A (a)	387	2,035
Yelp Inc Class A (a)	63	2,333
		223,347
Media - 0.8%
Comcast Corp Class A	826	30,480
New York Times Co/The Class A	62	3,075
News Corp Class A	146	3,974
		37,529
Consumer Discretionary - 8.7%
Automobile Components - 0.1%
American Axle & Manufacturing Holdings Inc (a)	470	1,913
Standard Motor Products Inc	77	1,920
		3,833
Automobiles - 1.5%
Ford Motor Co	1,498	15,025
General Motors Co	379	17,824
Tesla Inc (a)	106	27,471
		60,320
Broadline Retail - 2.7%
Amazon.com Inc (a)	588	111,873
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc (a)	25	2,516
Coursera Inc (a)	308	2,051
Duolingo Inc Class A (a)	14	4,348
		8,915
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (a)	32	3,823
Booking Holdings Inc	6	27,641
Brinker International Inc (a)	17	2,534
Carnival Corp (a)	378	7,382
DoorDash Inc Class A (a)	135	24,674
Expedia Group Inc Class A	48	8,069
Global Business Travel Group I Class A (a)	272	1,975
International Game Technology PLC	136	2,211
Life Time Group Holdings Inc (a)	74	2,235
Monarch Casino & Resort Inc	25	1,943
PlayAGS Inc (a)	189	2,289
Vacasa Inc Class A (a)	397	2,136
		86,912
Household Durables - 0.6%
Cricut Inc Class A	379	1,952
Ethan Allen Interiors Inc	77	2,133
Garmin Ltd	59	12,811
M/I Homes Inc (a)	19	2,169
Meritage Homes Corp	34	2,410
Taylor Morrison Home Corp (a)	35	2,101
Tri Pointe Homes Inc (a)	67	2,139
		25,715
Leisure Products - 0.0%
Peloton Interactive Inc Class A (a)	262	1,656
Specialty Retail - 1.4%
Abercrombie & Fitch Co Class A (a)	30	2,291
America's Car-Mart Inc/TX (a)	43	1,952
Best Buy Co Inc	83	6,110
Carvana Co Class A (a)	41	8,572
Gap Inc/The	112	2,308
Home Depot Inc/The	3	1,099
Petco Health & Wellness Co Inc Class A (a)	479	1,461
Sally Beauty Holdings Inc (a)	250	2,258
Stitch Fix Inc Class A (a)	549	1,784
TJX Cos Inc/The	226	27,527
Upbound Group Inc	88	2,108
Urban Outfitters Inc (a)	47	2,463
		59,933
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc	153	2,128
TOTAL CONSUMER DISCRETIONARY		361,285

Consumer Staples - 3.3%
Beverages - 0.1%
Boston Beer Co Inc/The Class A (a)	7	1,672
Molson Coors Beverage Co Class B	63	3,835
		5,507
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	5	4,729
Natural Grocers by Vitamin Cottage Inc	46	1,849
United Natural Foods Inc (a)	79	2,164
US Foods Holding Corp (a)	83	5,433
Village Super Market Inc Class A	31	1,178
Walmart Inc	545	47,846
		63,199
Food Products - 0.3%
Cal-Maine Foods Inc	11	1,000
Fresh Del Monte Produce Inc	75	2,312
Tyson Foods Inc Class A	107	6,828
WK Kellogg Co	110	2,192
		12,332
Household Products - 1.2%
Clorox Co/The	48	7,068
Procter & Gamble Co/The	258	43,968
		51,036
Personal Care Products - 0.1%
Honest Co Inc/The (a)	417	1,960
Nature's Sunshine Products Inc (a)	171	2,146
Nu Skin Enterprises Inc Class A	259	1,880
		5,986
TOTAL CONSUMER STAPLES		138,060

Energy - 5.8%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	382	16,789
Bristow Group Inc (a)	63	1,989
		18,778
Oil, Gas & Consumable Fuels - 5.3%
Berry Corp	452	1,451
Cheniere Energy Inc	85	19,669
ConocoPhillips	390	40,958
Devon Energy Corp	237	8,864
Diamondback Energy Inc	72	11,511
Dorian LPG Ltd	90	2,011
EOG Resources Inc	214	27,443
Exxon Mobil Corp	594	70,645
HF Sinclair Corp	74	2,433
Kinder Morgan Inc	744	21,226
Murphy Oil Corp	94	2,670
REX American Resources Corp (a)	20	751
Targa Resources Corp	44	8,821
Williams Cos Inc/The	29	1,733
		220,186
TOTAL ENERGY		238,964

Financials - 15.6%
Banks - 2.4%
Bank of America Corp	115	4,799
Central Pacific Financial Corp	70	1,893
Colony Bankcorp Inc	128	2,067
FB Financial Corp	45	2,086
First Business Financial Services Inc	43	2,027
First Merchants Corp	54	2,184
First Mid Bancshares Inc	54	1,885
JPMorgan Chase & Co	102	25,021
Northeast Bank	21	1,922
Northeast Community Bancorp Inc	92	2,156
Northwest Bancshares Inc	171	2,055
Old Second Bancorp Inc	129	2,147
Shore Bancshares Inc	155	2,099
SmartFinancial Inc	67	2,082
Third Coast Bancshares Inc (a)	61	2,036
TrustCo Bank Corp NY	70	2,134
Trustmark Corp	66	2,276
Wells Fargo & Co	490	35,177
WesBanco Inc	72	2,229
		98,275
Capital Markets - 4.9%
Acadian Asset Management Inc	70	1,810
Bank of New York Mellon Corp/The	275	23,064
Cboe Global Markets Inc	35	7,920
Charles Schwab Corp/The	490	38,357
CME Group Inc Class A	133	35,284
Goldman Sachs Group Inc/The	71	38,788
Janus Henderson Group PLC	56	2,024
LPL Financial Holdings Inc	28	9,160
Morgan Stanley	45	5,250
Morningstar Inc	7	2,099
MSCI Inc	25	14,138
SEI Investments Co	35	2,717
State Street Corp	112	10,027
Stifel Financial Corp	38	3,582
Tradeweb Markets Inc Class A	44	6,532
WisdomTree Inc	236	2,105
		202,857
Consumer Finance - 0.2%
Dave Inc Class A (a)	23	1,901
NerdWallet Inc Class A (a)	217	1,964
PROG Holdings Inc	56	1,489
SoFi Technologies Inc Class A (a)	404	4,699
		10,053
Financial Services - 4.8%
Alerus Financial Corp	114	2,104
AvidXchange Holdings Inc (a)	217	1,840
Berkshire Hathaway Inc Class B (a)	84	44,737
Compass Diversified Holdings	112	2,091
Euronet Worldwide Inc (a)	23	2,458
Fiserv Inc (a)	169	37,320
Global Payments Inc	97	9,498
Mastercard Inc Class A	93	50,976
NMI Holdings Inc (a)	63	2,271
Payoneer Global Inc (a)	310	2,266
PayPal Holdings Inc (a)	384	25,056
Remitly Global Inc (a)	113	2,350
Visa Inc Class A	46	16,121
		199,088
Insurance - 3.1%
Allstate Corp/The	100	20,707
Arthur J Gallagher & Co	64	22,095
CNO Financial Group Inc	63	2,624
Globe Life Inc	32	4,215
Heritage Insurance Holdings Inc (a)	153	2,206
Markel Group Inc (a)	3	5,609
Marsh & McLennan Cos Inc	163	39,778
Progressive Corp/The	87	24,622
Selectquote Inc (a)	580	1,937
United Fire Group Inc	78	2,298
Universal Insurance Holdings Inc	102	2,417
		128,508
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Angel Oak Mortgage REIT Inc	67	638
Chimera Investment Corp	154	1,976
Rithm Capital Corp	219	2,508
TPG RE Finance Trust Inc	252	2,054
		7,176
TOTAL FINANCIALS		645,957

Health Care - 13.4%
Biotechnology - 3.7%
89bio Inc (a)	256	1,861
AbbVie Inc	273	57,199
Amicus Therapeutics Inc (a)	245	1,999
Biogen Inc (a)	56	7,663
BioMarin Pharmaceutical Inc (a)	70	4,948
Catalyst Pharmaceuticals Inc (a)	91	2,207
Exact Sciences Corp (a)	70	3,030
Exelixis Inc (a)	105	3,877
Gilead Sciences Inc	354	39,666
Incyte Corp (a)	60	3,633
Ironwood Pharmaceuticals Inc Class A (a)	1,230	1,808
Kodiak Sciences Inc (a)	221	619
Myriad Genetics Inc (a)	147	1,304
Natera Inc (a)	44	6,222
Neurocrine Biosciences Inc (a)	35	3,871
PTC Therapeutics Inc (a)	21	1,070
Puma Biotechnology Inc (a)	628	1,859
Sarepta Therapeutics Inc (a)	35	2,234
United Therapeutics Corp (a)	17	5,241
Veracyte Inc (a)	57	1,690
		152,001
Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co	111	25,426
Dexcom Inc (a)	58	3,961
LivaNova PLC (a)	55	2,160
Orthofix Medical Inc (a)	127	2,071
Surmodics Inc (a)	73	2,229
Tactile Systems Technology Inc (a)	122	1,613
		37,460
Health Care Providers & Services - 3.5%
Cardinal Health Inc	91	12,537
Centene Corp (a)	192	11,656
Elevance Health Inc	82	35,667
GeneDx Holdings Corp Class A (a)	21	1,860
Humana Inc	46	12,172
Option Care Health Inc (a)	75	2,621
Pediatrix Medical Group Inc (a)	154	2,231
Talkspace Inc Class A (a)	589	1,508
UnitedHealth Group Inc	126	65,993
		146,245
Health Care Technology - 0.1%
HealthStream Inc	70	2,252
Life Sciences Tools & Services - 0.1%
Cytek Biosciences Inc (a)	355	1,423
Medpace Holdings Inc (a)	10	3,047
		4,470
Pharmaceuticals - 5.1%
Amneal Intermediate Inc Class A (a)	266	2,229
Bristol-Myers Squibb Co	640	39,034
Eli Lilly & Co	28	23,125
Johnson & Johnson	348	57,712
Merck & Co Inc	502	45,060
Pacira BioSciences Inc (a)	90	2,237
Pfizer Inc	1,541	39,049
Prestige Consumer Healthcare Inc (a)	29	2,493
		210,939
TOTAL HEALTH CARE		553,367

Industrials - 8.3%
Aerospace & Defense - 1.4%
AAR Corp (a)	34	1,904
Ducommun Inc (a)	36	2,089
Howmet Aerospace Inc	154	19,978
Lockheed Martin Corp	73	32,610
		56,581
Building Products - 1.0%
Allegion plc	33	4,305
Apogee Enterprises Inc	32	1,482
Griffon Corp	33	2,360
Owens Corning	33	4,713
Trane Technologies PLC	87	29,312
		42,172
Commercial Services & Supplies - 1.2%
ABM Industries Inc	43	2,036
BrightView Holdings Inc (a)	165	2,119
Cintas Corp	133	27,336
Republic Services Inc	77	18,646
		50,137
Construction & Engineering - 0.5%
AECOM	49	4,544
Comfort Systems USA Inc	13	4,190
EMCOR Group Inc	17	6,284
Sterling Infrastructure Inc (a)	19	2,151
Valmont Industries Inc	9	2,568
		19,737
Electrical Equipment - 1.2%
Acuity Inc	12	3,160
Allient Inc	57	1,253
AMETEK Inc	89	15,320
Eaton Corp PLC	59	16,039
EnerSys	24	2,198
Hubbell Inc	18	5,956
LSI Industries Inc	122	2,074
Preformed Line Products Co	14	1,961
Sensata Technologies Holding PLC	52	1,262
Ultralife Corp (a)	377	2,028
		51,251
Ground Transportation - 1.4%
Covenant Logistics Group Inc Class A	93	2,065
Lyft Inc Class A (a)	185	2,196
Norfolk Southern Corp	63	14,922
Uber Technologies Inc (a)	545	39,709
		58,892
Machinery - 0.5%
Astec Industries Inc	58	1,998
ESCO Technologies Inc	15	2,387
Gates Industrial Corp PLC (a)	124	2,283
Gencor Industries Inc (a)	81	985
Hillman Solutions Corp Class A (a)	217	1,907
Hyster-Yale Inc Class A	43	1,786
ITT Inc	31	4,005
Proto Labs Inc (a)	56	1,962
Shyft Group Inc/The	247	1,998
Worthington Enterprises Inc	26	1,302
		20,613
Passenger Airlines - 0.3%
SkyWest Inc (a)	26	2,272
United Airlines Holdings Inc (a)	124	8,562
		10,834
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp Class A	49	5,124
Huron Consulting Group Inc (a)	16	2,295
IBEX Holdings Ltd (a)	85	2,070
Leidos Holdings Inc	51	6,883
Maximus Inc	32	2,182
Willdan Group Inc (a)	52	2,117
		20,671
Trading Companies & Distributors - 0.3%
DNOW Inc (a)	146	2,494
DXP Enterprises Inc/TX (a)	24	1,974
McGrath RentCorp	21	2,339
Mrc Global Inc (a)	187	2,147
Wesco International Inc	14	2,174
		11,128
TOTAL INDUSTRIALS		342,016

Information Technology - 28.7%
Communications Equipment - 1.5%
Arista Networks Inc	337	26,111
Calix Inc (a)	62	2,197
CommScope Holding Co Inc (a)	361	1,917
Extreme Networks Inc (a)	148	1,958
Motorola Solutions Inc	63	27,582
NetScout Systems Inc (a)	105	2,206
Ribbon Communications Inc (a)	511	2,003
		63,974
Electronic Equipment, Instruments & Components - 0.3%
Arlo Technologies Inc (a)	203	2,004
Benchmark Electronics Inc	49	1,863
Plexus Corp (a)	14	1,793
Richardson Electronics Ltd/United States	173	1,931
Zebra Technologies Corp Class A (a)	19	5,369
		12,960
IT Services - 0.7%
Backblaze Inc Class A (a)	403	1,946
BigCommerce Holdings Inc (a)	353	2,033
GoDaddy Inc Class A (a)	52	9,368
Kyndryl Holdings Inc (a)	91	2,857
Okta Inc Class A (a)	59	6,208
Twilio Inc Class A (a)	58	5,679
		28,091
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices Inc (a)	318	32,671
Ambarella Inc (a)	41	2,064
Analog Devices Inc	7	1,412
Applied Materials Inc	241	34,974
Broadcom Inc	480	80,366
Cirrus Logic Inc (a)	23	2,292
Credo Technology Group Holding Ltd (a)	53	2,128
KLA Corp	50	33,990
MACOM Technology Solutions Holdings Inc (a)	23	2,309
Marvell Technology Inc	101	6,219
MaxLinear Inc Class A (a)	166	1,803
Micron Technology Inc	91	7,907
MKS Instruments Inc	21	1,683
NVIDIA Corp	2,021	219,036
PDF Solutions Inc (a)	98	1,873
QUALCOMM Inc	267	41,014
		471,741
Software - 8.4%
8x8 Inc (a)	959	1,918
Adobe Inc (a)	102	39,120
Alarm.com Holdings Inc (a)	39	2,170
Appian Corp Class A (a)	69	1,988
Arteris Inc (a)	177	1,223
Asana Inc Class A (a)	156	2,273
Clear Secure Inc Class A	87	2,254
Domo Inc Class B (a)	240	1,862
Fortinet Inc (a)	231	22,236
Intapp Inc (a)	36	2,102
Kaltura Inc (a)	1,065	2,002
LiveRamp Holdings Inc (a)	84	2,196
Microsoft Corp	498	186,944
OneSpan Inc	119	1,815
Ooma Inc (a)	160	2,094
PagerDuty Inc (a)	116	2,119
PROS Holdings Inc (a)	85	1,618
Q2 Holdings Inc (a)	21	1,680
Red Violet Inc	57	2,143
Servicenow Inc (a)	42	33,438
SolarWinds Corp	120	2,212
Tenable Holdings Inc (a)	59	2,064
Teradata Corp (a)	102	2,293
Workday Inc Class A (a)	77	17,982
Xperi Inc (a)	265	2,046
Zoom Communications Inc Class A (a)	99	7,303
		347,095
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	1,175	261,003
Diebold Nixdorf Inc (a)	50	2,186
Immersion Corp	263	1,993
		265,182
TOTAL INFORMATION TECHNOLOGY		1,189,043

Materials - 1.6%
Chemicals - 0.9%
AdvanSix Inc	70	1,586
American Vanguard Corp	384	1,690
Balchem Corp	15	2,490
DuPont de Nemours Inc	30	2,240
Ecolab Inc	95	24,085
Minerals Technologies Inc	31	1,971
Rayonier Advanced Materials Inc (a)	288	1,656
Sensient Technologies Corp	31	2,307
		38,025
Construction Materials - 0.6%
CRH PLC	263	23,136
United States Lime & Minerals Inc	14	1,237
		24,373
Containers & Packaging - 0.0%
Ranpak Holdings Corp Class A (a)	344	1,864
Metals & Mining - 0.1%
Olympic Steel Inc	59	1,860
SunCoke Energy Inc	231	2,125
		3,985
TOTAL MATERIALS		68,247

Real Estate - 2.2%
Health Care REITs - 0.3%
CareTrust REIT Inc	87	2,486
Community Healthcare Trust Inc	119	2,161
Global Medical REIT Inc	240	2,100
Healthpeak Properties Inc	266	5,379
		12,126
Hotel & Resort REITs - 0.0%
Summit Hotel Properties Inc	327	1,769
Real Estate Management & Development - 0.1%
Anywhere Real Estate Inc (a)	479	1,595
Compass Inc Class A (a)	249	2,174
RE/MAX Holdings Inc Class A (a)	235	1,967
		5,736
Residential REITs - 0.1%
Centerspace	34	2,202
Retail REITs - 0.2%
Brixmor Property Group Inc	112	2,974
CBL & Associates Properties Inc	72	1,913
Phillips Edison & Co Inc	69	2,518
Urban Edge Properties	121	2,299
		9,704
Specialized REITs - 1.5%
American Tower Corp	162	35,252
Equinix Inc	7	5,707
Farmland Partners Inc	187	2,085
Outfront Media Inc	131	2,114
VICI Properties Inc	392	12,787
		57,945
TOTAL REAL ESTATE		89,482

Utilities - 0.4%
Electric Utilities - 0.0%
PG&E Corp	17	291
Gas Utilities - 0.2%
MDU Resources Group Inc	124	2,097
New Jersey Resources Corp	54	2,649
Southwest Gas Holdings Inc	34	2,441
		7,187
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	266	3,304
Multi-Utilities - 0.1%
Avista Corp	63	2,638
Water Utilities - 0.0%
Consolidated Water Co Ltd	52	1,273
TOTAL UTILITIES		14,693

TOTAL UNITED STATES		4,098,356
TOTAL COMMON STOCKS (Cost $4,375,220)		4,112,653

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $4,473)	4.32	4,472	4,473

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $4,379,693)	4,117,126
NET OTHER ASSETS (LIABILITIES) - 0.6%	25,259
NET ASSETS - 100.0%	4,142,385

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	84,942	80,469	281	-	-	4,473	4,472	0.0%
Total	-	84,942	80,469	281	-	-	4,473

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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